Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,440,000
Previously Paid Amount	0.00
Total Fee Amount	220.46
Total Offset Amount	0.00
Net Fee	220.46
Narrative - Max Aggregate Offering Price	$ 1,440,000
Final Prospectus	true